Supplement dated February 4, 2015
to the Prospectus of the following fund:
Fund	Prospectus Dated
Columbia Funds Variable Series Trust II
Variable Portfolio - Columbia Wanger U.S. Equities Fund	5/1/2014
Effective May 1, 2015 (the Effective Date), the Fund’s name will change to Columbia Variable Portfolio – U.S. Equities Fund. Accordingly, on the Effective Date, all references in the prospectus to Variable Portfolio - Columbia Wanger U.S. Equities Fund are deleted and replaced with Columbia Variable Portfolio – U.S. Equities Fund. In addition, the following changes are hereby made in the Fund’s prospectus:
As of the Effective Date, the information under the caption "Principal Investment Strategies" in the "Summary of VP – Columbia Wanger U.S. Equities Fund" section is hereby superseded and replaced with the following:
Under normal circumstances, at least 80% of the Fund’s net assets (including the amount of any borrowings for investment purposes) are invested in equity securities of U.S. companies.
Under normal circumstances, the Fund invests a majority of its net assets in the common stock of small- and mid-sized companies with market capitalizations under $5 billion at the time of initial investment. However, if the Fund's investments in such companies represent less than a majority of its net assets, the Fund may continue to hold and to make additional investments in an existing company in its portfolio even if that company's capitalization has grown to exceed $5 billion.
The Fund may also invest up to 20% of its net assets in foreign securities. The Fund may invest directly in foreign securities or indirectly through depositary receipts. The Fund may from time to time emphasize one or more economic sectors in selecting its investments, including the financial services sector.
The Fund may invest in derivatives, such as futures and options, for hedging or investment purposes.
Columbia Management Investment Advisers, LLC (Columbia Management or the Investment Manager) serves as the investment manager for the Fund and will attempt to achieve the Fund’s objective by managing a portion of the Fund’s assets (the Columbia Management sleeve) and selecting one or more subadvisers to manage other sleeves independently of each other and Columbia Management. A portion of the Fund’s assets is subadvised by Columbia Wanger Asset Management, LLC (CWAM), a wholly-owned affiliate of the Investment Manager. The subadviser and Columbia Management each make investment decisions for their respective sleeves independently of one another.
As of the Effective Date, the information under the caption "Principal Risks” in the "Summary of VP – Columbia Wanger U.S. Equities Fund" section is hereby revised to add the following information:
Depositary Receipts Risk. Depositary receipts are receipts issued by a bank or trust company reflecting ownership of underlying securities issued by foreign companies. Some foreign securities are traded in the form of American Depositary Receipts (ADRs). Depositary receipts involve risks similar to the risks associated with investments in foreign securities, including those of the particular country, which may be related to the particular political, regulatory, economic, social and other conditions or events occurring in the country and fluctuations in its currency, as well as market risk tied to the underlying foreign company. In addition, ADR holders may have limited voting rights and may not have the same rights afforded typical company stockholders in the event of a corporate action such as an acquisition, merger or rights offering and may experience difficulty in receiving company stockholder communications.
Derivatives Risk. Losses involving derivative instruments may be substantial, because a relatively small movement in the price of an underlying security, instrument, commodity, currency or index may result in a substantial loss for the Fund. In addition to the potential for increased losses, the use of derivative instruments may lead to increased volatility for the Fund. Derivative investments will typically increase the Fund’s exposure to principal risks to which it is otherwise exposed, and may expose the Fund to additional risks, including correlation risk, counterparty risk, hedging risk, leverage risk and/or liquidity risk.
Derivatives Risk/Futures Contracts Risk. The loss that may be incurred in entering into futures contracts may exceed the amount of the premium paid and may be potentially unlimited. Futures markets are highly volatile and the use of futures may increase the volatility of the Fund’s NAV. Additionally, as a result of the low collateral deposits normally involved in futures trading, a relatively small price movement in a futures contract may result in substantial losses for the Fund. Futures contracts may be illiquid. Furthermore, exchanges may limit fluctuations in futures contract prices during a trading session by imposing a maximum permissible price movement on each futures contract. The Fund may be disadvantaged if it is prohibited from executing a trade outside the daily permissible price movement. Futures contracts executed on foreign exchanges may not provide the same protection as U.S. exchanges. These transactions involve additional risks, including counterparty risk, hedging risk and pricing risk.
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Derivatives Risk/Options Risk. The use of options is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the Fund sells a put option, there is a risk that the Fund may be required to buy the underlying asset at a disadvantageous price. If the Fund sells a call option, there is a risk that the Fund may be required to sell the underlying asset at a disadvantageous price, and if the call option sold is not covered (for example, by owning the underlying asset), the Fund's losses are potentially unlimited. These transactions involve other risks, including counterparty risk and hedging risk.
Foreign Securities Risk. Investments in or exposure to foreign securities involve certain risks not associated with investments in or exposure to securities of U.S. companies. Foreign securities subject the Fund to the risks associated with investing in the particular country of an issuer, including the political, regulatory, economic, social, diplomatic and other conditions or events occurring in the country or region, as well as risks associated with less developed custody and settlement practices. Foreign securities may be more volatile and less liquid than securities of U.S. companies, and are subject to the risks associated with potential imposition of economic and other sanctions against a particular foreign country, its nationals or industries or businesses within the country. The performance of the Fund may be negatively impacted by fluctuations in a foreign currency’s strength or weakness relative to the U.S. dollar.
Multi-Adviser Risk. The Fund has multiple advisory firms that each manage a portion of the Fund’s net assets on a daily basis. Each adviser makes investment decisions independently from the other adviser(s). It is possible that the security selection process of one adviser will not complement or may conflict or even contradict that of the other adviser(s), including making off-setting trades that have no net effect to the Fund, but which may increase Fund expenses. As a result, the Fund's exposure to a given security, industry, sector or market capitalization could be smaller or larger than if the Fund were managed by a single adviser, which could adversely affect the Fund's performance.
The rest of the section remains the same.
As of the Effective Date, the information under the caption "Fund Management” in the "Summary of VP – Columbia Wanger U.S. Equities Fund" is hereby superseded and replaced with the following:
Investment Manager: Columbia Management Investment Advisers, LLC

Portfolio Manager	Title	Role with Fund	Managed Fund Since
Alfred Alley III, CFA	Portfolio Manager	Co-manager	May 2015
Brian Condon, CFA	Senior Portfolio Manager and Head of Quantitative Strategies	Co-manager	May 2015
Jarl Ginsberg, CFA, CAIA	Senior Portfolio Manager	Co-manager	May 2015
Christian Stadlinger, Ph.D., CFA	Senior Portfolio Manager	Co-manager	May 2015
David Hoffman	Senior Portfolio Manager	Co-manager	May 2015
Subadviser: Columbia Wanger Asset Management, LLC

Portfolio Manager	Title	Role with Fund	Managed Fund Since
Robert A. Mohn, CFA	Portfolio Manager, Analyst and Domestic Chief Investment Officer of CWAM	Co-manager	2010
David L. Frank, CFA	Portfolio Manager and Analyst	Co-manager	2012
As of the Effective Date, the information under the caption “Principal Investment Strategies” in the "More Information About VP – Columbia Wanger U.S. Equities Fund" is hereby superseded and replaced with the following:
Under normal circumstances, at least 80% of the Fund’s net assets (including the amount of any borrowings for investment purposes) are invested in equity securities of U.S. companies.
Under normal circumstances, the Fund invests a majority of its net assets in the common stock of small- and mid-sized companies with market capitalizations under $5 billion at the time of initial investment. However, if the Fund's investments in such companies represent less than a majority of its net assets, the Fund may continue to hold and to make additional investments in an existing company in its portfolio even if that company's capitalization has grown to exceed $5 billion.
The Fund may also invest up to 20% of its net assets in foreign securities. The Fund may invest directly in foreign securities or indirectly through depositary receipts. The Fund may from time to time emphasize one or more economic sectors in selecting its investments, including the financial services sector.
The Fund may invest in derivatives, such as futures and options, for hedging or investment purposes.
Columbia Management Investment Advisers, LLC (Columbia Management or the Investment Manager) serves as the investment manager for the Fund and will attempt to achieve the Fund’s objective by managing a portion of the Fund’s assets (the Columbia Management sleeve) and selecting one or more subadvisers to manage other sleeves independently of each other and Columbia Management. A portion of the Fund’s assets is subadvised by Columbia Wanger Asset Management, LLC (CWAM), a wholly-owned affiliate of the Investment Manager. The subadviser and Columbia Management each make investment decisions for their respective sleeves independently of one another.

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Columbia Management
Columbia Management combines fundamental and quantitative analysis with risk management in identifying investment opportunities and constructing its sleeve. The relative attractiveness of potential investments is evaluated across a variety of factors which may include, among others, valuation, quality and momentum.
In selecting investments, Columbia Management considers, among other factors:
■	businesses that are believed to be fundamentally sound and undervalued due to investor indifference, investor misperception of company prospects, or other factors;
■	various measures of valuation, including price-to-cash flow, price-to-earnings, price-to-sales, and price-to-book value. The Investment Manager believes that companies with lower valuations are generally more likely to provide opportunities for capital appreciation;
■	a company’s current operating margins relative to its historic range and future potential; and
■	potential indicators of stock price appreciation, such as anticipated earnings growth, company restructuring, changes in management, business model changes, new product opportunities or anticipated improvements in macroeconomic factors.
The Investment Manager may sell a security when the security’s price reaches a target set by the Investment Manager; if the Investment Manager believes that there is deterioration in the issuer’s financial circumstances or fundamental prospects; if other investments are more attractive; or for other reasons.
CWAM (the Subadviser)
The Subadviser believes that stocks of companies with market capitalizations under $5 billion, which generally are not as well known by financial analysts as larger companies, may offer higher return potential than stocks of larger companies.
The Subadviser typically seeks companies with:
■	A strong business franchise that offers growth potential.
■	Products and services in which the company has a competitive advantage.
■	A stock price the Subadviser believes is reasonable relative to the assets and earning power of the company.
The Subadviser may sell a portfolio holding if the security reaches the Subadviser's price target, if the company has a deterioration of fundamentals, such as failing to meet key operating benchmarks, or if the Subadviser believes other securities are more attractive. The Subadviser also may sell a portfolio holding to fund redemptions.
As of the Effective Date, the information under the caption "Principal Risks” in the "More Information About VP – Columbia Wanger U.S. Equities Fund" section is hereby revised to add the following:
Depositary Receipts Risk. Depositary receipts are receipts issued by a bank or trust company reflecting ownership of underlying securities issued by foreign companies. Some foreign securities are traded in the form of American Depositary Receipts (ADRs). Depositary receipts involve risks similar to the risks associated with investments in foreign securities, including those of the particular country, which may be related to the particular political, regulatory, economic, social and other conditions or events occurring in the country and fluctuations in its currency, as well as market risk tied to the underlying foreign company. In addition, ADR holders may have limited voting rights and may not have the same rights afforded typical company stockholders in the event of a corporate action such as an acquisition, merger or rights offering and may experience difficulty in receiving company stockholder communications.
Derivatives Risk. Derivatives are financial instruments whose value depends on, or is derived from, the value of other underlying assets. Losses involving derivative instruments may be substantial, because a relatively small movement in the price of an underlying security, instrument, commodity, currency or index may result in a substantial loss for the Fund. In addition to the potential for increased losses, the use of derivative instruments may lead to increased volatility for the Fund. Derivative investments will typically increase the Fund’s exposure to principal risks to which it is otherwise exposed, and may expose the Fund to additional risks. Depending on the type and purpose of the Fund’s derivative investments, these risks may include: correlation risk (there may be an imperfect correlation between the hedge and the opposite position, which is related to hedging risk), counterparty risk (the counterparty to the instrument may not perform or be able to perform in accordance with the terms of the instrument), leverage risk (losses from the derivative instrument may be greater than the amount invested in the derivative instrument), hedging risk (the risk that a hedging strategy may not eliminate the risk that it is intended to offset, and may offset gains), and/or liquidity risk (it may not be possible for the Fund to liquidate the instrument at an advantageous time or price), each of which may result in significant losses for the Fund.
Derivatives Risk/Futures Contracts Risk. The use of futures contracts is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. A futures contract is a sales contract between a buyer (holding the “long” position) and a seller (holding the “short” position) for an asset with delivery deferred until a future date. The buyer agrees to pay a fixed price at the agreed future date and the seller agrees to

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deliver the asset. The seller hopes that the market price on the delivery date is less than the agreed upon price, while the buyer hopes for the contrary. The liquidity of the futures markets depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced. In addition, futures exchanges often impose a maximum permissible price movement on each futures contract for each trading session. The Fund may be disadvantaged if it is prohibited from executing a trade outside the daily permissible price movement. Moreover, to the extent the Fund engages in futures contracts on foreign exchanges, such exchanges may not provide the same protection as U.S. exchanges. The loss that the Fund may incur in entering into futures contracts may exceed the amount of the premium paid and may be potentially unlimited. Futures markets are highly volatile and the use of futures may increase the volatility of the Fund’s NAV. Additionally, as a result of the low collateral deposits normally involved in futures trading, a relatively small price movement in a futures contract may result in substantial losses for the Fund. Investments in these instruments involve risks, including counterparty risk (the risk that the counterparty to the instrument may not perform or be able to perform in accordance with the terms of the instrument), hedging risk (the risk that a hedging strategy may not eliminate the risk that it is intended to offset, and may offset gains) and pricing risk (the risk that the instrument may be difficult to value), each of which may result in significant losses for the Fund.
Derivatives Risk/Options Risk. The use of options is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the Fund sells a put option, there is a risk that the Fund may be required to buy the underlying asset at a disadvantageous price. If the Fund sells a call option, there is a risk that the Fund may be required to sell the underlying asset at a disadvantageous price, and if the call option sold is not covered (for example, by owning the underlying asset), the Fund's losses are potentially unlimited. Options may be traded on a securities exchange or in the over-the-counter market. These transactions involve other risks, including counterparty risk (the risk that the counterparty to the instrument will not perform or be able to perform in accordance with the terms of the instrument) and hedging risk (the risk that a hedging strategy may not eliminate the risk that it is intended to offset, and may offset gains), each of which may result in significant losses for the Fund.
Foreign Securities Risk. Investments in or exposure to foreign securities involve certain risks not associated with investments in or exposure to securities of U.S. companies. For example, foreign markets can be extremely volatile. The performance of the Fund may be negatively impacted by fluctuations in a foreign currency’s strength or weakness relative to the U.S. dollar. Foreign securities may also be less liquid than securities of U.S. companies so that the Fund may, at times, be unable to sell foreign securities at desirable times or prices. Brokerage commissions, custodial costs and other fees are also generally higher for foreign securities. The Fund may have limited or no legal recourse in the event of default with respect to certain foreign securities, including those issued by foreign governments. In addition, foreign governments may impose potentially confiscatory withholding or other taxes on the Fund’s income, capital gains or proceeds from the disposition of foreign securities, which could reduce the Fund’s return on such securities. Other risks include: possible delays in the settlement of transactions or in the payment of income; generally less publicly available information about foreign companies; the impact of economic, political, social, diplomatic or other conditions or events; possible seizure, expropriation or nationalization of a company or its assets or the assets of a particular investor or category of investors; possible imposition of currency exchange controls; accounting, auditing and financial reporting standards that may be less comprehensive and stringent than those applicable to domestic companies; the imposition of economic and other sanctions against a particular foreign country, its nationals or industries or businesses within the country; and the generally less stringent standard of care to which local agents may be held in the local markets. In addition, it may be difficult to obtain reliable information about the securities and business operations of certain foreign issuers. Governments or trade groups may compel local agents to hold securities in designated depositories that are not subject to independent evaluation. The less developed a country’s securities market is, the greater the level of risks. The risks posed by sanctions against a particular foreign country, its nationals or industries or businesses within the country may be heightened to the extent the Fund invests significantly in the affected country or region or in issuers from the affected country that depend on global markets.
Multi-Adviser Risk. The Fund has multiple advisory firms that each manage a portion of the Fund’s net assets on a daily basis. Each adviser makes investment decisions independently from the other adviser(s). It is possible that the security selection process of one adviser will not complement or may conflict or even contradict that of the other adviser(s), including making off-setting trades that have no net effect to the Fund, but which may increase Fund expenses. As a result, the Fund's exposure to a given security, industry, sector or market capitalization could be smaller or larger than if the Fund were managed by a single adviser, which could adversely affect the Fund's performance.
The rest of the section remains the same.

S-6546-44 A (2/15)

As of the Effective Date, the information under the caption "Portfolio Managers" in the "More Information About VP – Columbia Wanger U.S. Equities Fund" section is hereby superseded and replaced with the following:
Portfolio Managers
Information about the portfolio managers primarily responsible for overseeing the Fund’s investments is shown below. The SAI provides additional information about the portfolio managers, including information relating to compensation, other accounts managed by the portfolio managers and ownership by the portfolio managers of Fund shares.
Investment Manager: Columbia Management Investment Advisers, LLC

Portfolio Manager	Title	Role with Fund	Managed Fund Since
Alfred Alley III, CFA	Portfolio Manager	Co-manager	May 2015
Brian Condon, CFA	Senior Portfolio Manager and Head of Quantitative Strategies	Co-manager	May 2015
Jarl Ginsberg, CFA, CAIA	Senior Portfolio Manager	Co-manager	May 2015
Christian Stadlinger, Ph.D., CFA	Senior Portfolio Manager	Co-manager	May 2015
David Hoffman	Senior Portfolio Manager	Co-manager	May 2015
Mr. Alley joined the Investment Manager in May 2010 when it acquired the long-term asset management business of Columbia Management Group, where he worked as an investment professional since 2005. Mr. Alley began his investment career in 2000 and earned a B.S. from Northeastern University.
Mr. Condon joined the Investment Manager in May 2010 when it acquired the long-term asset management business of Columbia Management Group, where he was a portfolio manager since 1999. Mr. Condon began his investment career in 1993 and earned a B.A. from Bryant University and an M.S. in finance from Bentley University.
Mr. Ginsberg joined the Investment Manager in May 2010 when it acquired the long-term asset management business of Columbia Management Group, where he worked as an investment professional since 2003. Mr. Ginsberg began his investment career in 1987 and earned an A.B. from Brown University and an M.P.P.M. in finance from Yale School of Management.
Dr. Stadlinger joined the Investment Manager in May 2010 when it acquired the long-term asset management business of Columbia Management Group, where he worked as an investment professional since 2002. Dr. Stadlinger began his investment career in 1989 and earned an M.S. in economics from the University of Vienna and a Ph.D. in economics from Northwestern University.
Mr. Hoffman joined the Investment Manager in May 2010 when it acquired the long-term asset management business of Columbia Management Group, where he worked as an investment professional since 2001. He currently serves as Senior Portfolio Manager. Mr. Hoffman began his investment career in 1986 and earned a B.A. from Grinnell College and a Masters from Columbia University.
Subadviser: Columbia Wanger Asset Management, LLC

Portfolio Manager	Title	Role with Fund	Managed Fund Since
Robert A. Mohn, CFA	Portfolio Manager, Analyst and Domestic Chief Investment Officer of CWAM	Co-manager	2010
David L. Frank, CFA	Portfolio Manager and Analyst	Co-manager	2012
Mr. Mohn has been associated with CWAM or its predecessors as an investment professional since 1992. Mr. Mohn began his investment career in 1983 and earned a B.S. from Stanford University and an M.B.A. from the University of Chicago.
Mr. Frank has been associated with CWAM or its predecessors since 2002. Mr. Frank began his investment career in 1998 and earned a B.A. from Yale University and an M.B.A. from the University of Chicago.
The following information is hereby added under the caption “The Investment Manager” in the "More Information About the Funds — Primary Service Providers" section:
In January 2015, the Board approved a reduction in the investment advisory fee rates payable to the Investment Manager by Variable Portfolio – Columbia Wanger U.S. Equities Fund (renamed Columbia Variable Portfolio – U.S. Equities Fund effective May 1, 2015). The new investment management services fee, which will be effective on May 1, 2015, is equal to a percentage of the Fund’s average daily net assets that declines as the Fund’s net assets increase, as follows:

Annual Advisory Fee, as a % of Average Daily Net Assets:
Up to $500 million	0.790%
$500 million to $1 billion	0.745%
$1 billion and over	0.700%

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Shareholders should retain this Supplement for future reference.

S-6546-44 A (2/15)